Allowance for Losses on Loans Impaired Loans Based on Loan Types (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 565,553		$ 476,822
Unpaid Principal Balance	617,765		514,726
Related Allowance	41,628	[1]	65,424	[1]
Average Recorded Investment	471,396		392,675
Amount of related allowance included in specific reserves	15,983		41,912
Amount of related allowance included in general reserves	25,645		23,512
Single-family Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	424,856		337,143
Unpaid Principal Balance	442,243		341,121
Related Allowance	25,723		29,378
Average Recorded Investment	354,874		267,671
Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	26,562		37,541
Unpaid Principal Balance	29,404		40,281
Related Allowance	2,981		6,859
Average Recorded Investment	26,403		33,759
Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	38,750		71,472
Unpaid Principal Balance	50,959		100,882
Related Allowance	8,901		22,230
Average Recorded Investment	38,067		69,174
Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,558		352
Unpaid Principal Balance	16,066		352
Related Allowance	761		1,135
Average Recorded Investment	13,613		110
Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	22,945		20,382
Unpaid Principal Balance	23,546		21,657
Related Allowance	2,462		4,180
Average Recorded Investment	21,214		16,438
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	34,912		9,891
Unpaid Principal Balance	46,378		10,392
Related Allowance	798		1,601
Average Recorded Investment	15,843		5,492
Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,146		41
Unpaid Principal Balance	7,365		41
Related Allowance	2		41
Average Recorded Investment	603		31
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	824		0
Unpaid Principal Balance	1,800		0
Related Allowance	0		0
Average Recorded Investment	779		0
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	4		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	383,977		433,808
Unpaid Principal Balance	384,381		434,684
Related Allowance	41,628	[1]	65,424	[1]
Average Recorded Investment	370,889		344,999
Financing Receivable, Impairment, Allowance Recorded [Member] | Single-family Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	317,901		331,546
Unpaid Principal Balance	317,901		331,546
Related Allowance	25,723		29,378
Average Recorded Investment	305,350		261,736
Financing Receivable, Impairment, Allowance Recorded [Member] | Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,836		29,255
Unpaid Principal Balance	12,836		29,255
Related Allowance	2,981		6,859
Average Recorded Investment	12,822		26,385
Financing Receivable, Impairment, Allowance Recorded [Member] | Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, Allowance Recorded [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,750		49,036
Unpaid Principal Balance	20,750		49,912
Related Allowance	8,901		22,230
Average Recorded Investment	21,650		41,006
Financing Receivable, Impairment, Allowance Recorded [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,881		352
Unpaid Principal Balance	13,881		352
Related Allowance	761		1,135
Average Recorded Investment	13,126		110
Financing Receivable, Impairment, Allowance Recorded [Member] | Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,153		17,149
Unpaid Principal Balance	14,555		17,149
Related Allowance	2,462		4,180
Average Recorded Investment	14,279		12,380
Financing Receivable, Impairment, Allowance Recorded [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,722		6,429
Unpaid Principal Balance	3,722		6,429
Related Allowance	798		1,601
Average Recorded Investment	2,897		3,351
Financing Receivable, Impairment, Allowance Recorded [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		41
Unpaid Principal Balance	2		41
Related Allowance	2		41
Average Recorded Investment	22		31
Financing Receivable, Impairment, Allowance Recorded [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	734		0
Unpaid Principal Balance	734		0
Related Allowance	0		0
Average Recorded Investment	743		0
Financing Receivable, Impairment, Allowance Recorded [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	181,576		43,014
Unpaid Principal Balance	233,384		80,042
Related Allowance	0		0
Average Recorded Investment	100,507		47,676
Financing Receivable, Impairment, No Related Allowance [Member] | Single-family Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	106,955		5,597
Unpaid Principal Balance	124,342		9,575
Related Allowance	0		0
Average Recorded Investment	49,524		5,935
Financing Receivable, Impairment, No Related Allowance [Member] | Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,726		8,286
Unpaid Principal Balance	16,568		11,026
Related Allowance	0		0
Average Recorded Investment	13,581		7,374
Financing Receivable, Impairment, No Related Allowance [Member] | Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, No Related Allowance [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	18,000		22,436
Unpaid Principal Balance	30,209		50,970
Related Allowance	0		0
Average Recorded Investment	16,417		28,168
Financing Receivable, Impairment, No Related Allowance [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,677		0
Unpaid Principal Balance	2,185		0
Related Allowance	0		0
Average Recorded Investment	487		0
Financing Receivable, Impairment, No Related Allowance [Member] | Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,792		3,233
Unpaid Principal Balance	8,991		4,508
Related Allowance	0		0
Average Recorded Investment	6,935		4,058
Financing Receivable, Impairment, No Related Allowance [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	31,190		3,462
Unpaid Principal Balance	42,656		3,963
Related Allowance	0		0
Average Recorded Investment	12,946		2,141
Financing Receivable, Impairment, No Related Allowance [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,146		0
Unpaid Principal Balance	7,363		0
Related Allowance	0		0
Average Recorded Investment	581		0
Financing Receivable, Impairment, No Related Allowance [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	90		0
Unpaid Principal Balance	1,066		0
Related Allowance	0		0
Average Recorded Investment	36		0
Financing Receivable, Impairment, No Related Allowance [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	4		0
Related Allowance	0		0
Average Recorded Investment	$ 0		$ 0

[1]	Includes $15,983,000 of specific reserves and $25,645,000 included in the general reserves